N-3	May 17, 2023
Prospectus:
Document Type	N-3
Entity Registrant Name	FORTUNE V SEPARATE ACCOUNT
Entity Central Index Key	0001864054
Entity Investment Company Type	N-3
Document Period End Date	Dec. 31, 2022
Amendment Flag	false
Average Annual Total Returns (N-3) [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

(For the period ended December 31, 2022)

	1 year	5 years	10 years
Average Annual Total Returns
Universal VIA Asset Allocation – Growth Portfolio	(20.81)%	3.22%	7.40%
Universal VIA Asset Allocation – Growth Portfolio – Index (S&P 500- 70%, MSCI EAFE NR USD – 30%, Bloomberg US Aggregate Bond, 0%)	(16.94)%	7.08%	10.21%
Universal VIA Asset Allocation – Moderate Growth Portfolio	(19.10)%	2.49%	5.79%
Universal VIA Asset Allocation – Moderate Growth Portfolio – Index (S&P 500- 49, MSCI EAFE NR USD – 21%, Bloomberg US Aggregate Bond, 30%)	(15.54)%	5.22%	7.60%
Universal VIA Asset Allocation – Moderate Portfolio	(15.16)%	0.78%	3.93%
Universal VIA Asset Allocation – Moderate Portfolio – Index (S&P 500- 35%, MSCI EAFE NR USD – 15%, Bloomberg US Aggregate Bond, 50%)	(14.71)%	3.86%	5.79%
Universal VIA Asset Allocation – Conservative Portfolio	(13.45)%	0.06%	2.66%
Universal VIA Asset Allocation – Conservative Portfolio – Index (S&P 500- 25%, MSCI EAFE NR USD – 10%, Bloomberg US Aggregate Bond, 65%)	(14.16)%	2.81%	4.44%
Universal VIA Asset Allocation – International Growth Portfolio	(19.65)%	-0.39%	3.05%
Universal VIA Asset Allocation – International Growth Portfolio – Index (MSCI ACWI ex USA Index – 100%)	(16.00)%	0.88%	3.80%
Universal VIA Asset Allocation – Money Market Portfolio	1.40%	0.99%	0.50%

(Index reflects no deductions for fees, expenses, or taxes)

Universal VIA Asset Allocation - Growth Portfolio
Prospectus:
Average Annual Total Returns, 1 Year [Percent]	(20.81%)
Average Annual Total Returns, 5 Years [Percent]	3.22%
Average Annual Total Returns, 10 Years [Percent]	7.40%
Average Annual Total Returns, 1 Year [Percent]	(20.81%)
Average Annual Total Returns, 5 Years [Percent]	3.22%
Average Annual Total Returns, 10 Years [Percent]	7.40%
Universal VIA Asset Allocation - Growth Portfolio | Index (S&P 500- 70%, MSCI EAFE NR USD – 30%, Bloomberg US Aggregate Bond, 0%) [Member]
Prospectus:
Average Annual Total Returns, 1 Year [Percent]	(16.94%)
Average Annual Total Returns, 5 Years [Percent]	7.08%
Average Annual Total Returns, 10 Years [Percent]	10.21%
Average Annual Total Returns, 1 Year [Percent]	(16.94%)
Average Annual Total Returns, 5 Years [Percent]	7.08%
Average Annual Total Returns, 10 Years [Percent]	10.21%
Universal VIA Asset Allocation - Growth Portfolio | Index (S&P 500- 49, MSCI EAFE NR USD – 21%, Bloomberg US Aggregate Bond, 30%) [Member]
Prospectus:
Average Annual Total Returns, 1 Year [Percent]	(15.54%)
Average Annual Total Returns, 5 Years [Percent]	5.22%
Average Annual Total Returns, 10 Years [Percent]	7.60%
Average Annual Total Returns, 1 Year [Percent]	(15.54%)
Average Annual Total Returns, 5 Years [Percent]	5.22%
Average Annual Total Returns, 10 Years [Percent]	7.60%
Universal VIA Asset Allocation - Growth Portfolio | Index (S&P 500- 35%, MSCI EAFE NR USD – 15%, Bloomberg US Aggregate Bond, 50%) [Member]
Prospectus:
Average Annual Total Returns, 1 Year [Percent]	(14.71%)
Average Annual Total Returns, 5 Years [Percent]	3.86%
Average Annual Total Returns, 10 Years [Percent]	5.79%
Average Annual Total Returns, 1 Year [Percent]	(14.71%)
Average Annual Total Returns, 5 Years [Percent]	3.86%
Average Annual Total Returns, 10 Years [Percent]	5.79%
Universal VIA Asset Allocation - Growth Portfolio | Index (S&P 500- 25%, MSCI EAFE NR USD – 10%, Bloomberg US Aggregate Bond, 65%) [Member]
Prospectus:
Average Annual Total Returns, 1 Year [Percent]	(14.16%)
Average Annual Total Returns, 5 Years [Percent]	2.81%
Average Annual Total Returns, 10 Years [Percent]	4.44%
Average Annual Total Returns, 1 Year [Percent]	(14.16%)
Average Annual Total Returns, 5 Years [Percent]	2.81%
Average Annual Total Returns, 10 Years [Percent]	4.44%
Universal VIA Asset Allocation - Growth Portfolio | Index (MSCI ACWI ex USA Index – 100%) [Member]
Prospectus:
Average Annual Total Returns, 1 Year [Percent]	(16.00%)
Average Annual Total Returns, 5 Years [Percent]	0.88%
Average Annual Total Returns, 10 Years [Percent]	3.80%
Average Annual Total Returns, 1 Year [Percent]	(16.00%)
Average Annual Total Returns, 5 Years [Percent]	0.88%
Average Annual Total Returns, 10 Years [Percent]	3.80%
Universal VIA Asset Allocation - Moderate Growth Portfolio
Prospectus:
Average Annual Total Returns, 1 Year [Percent]	(19.10%)
Average Annual Total Returns, 5 Years [Percent]	2.49%
Average Annual Total Returns, 10 Years [Percent]	5.79%
Average Annual Total Returns, 1 Year [Percent]	(19.10%)
Average Annual Total Returns, 5 Years [Percent]	2.49%
Average Annual Total Returns, 10 Years [Percent]	5.79%
Universal VIA Asset Allocation - Moderate Portfolio
Prospectus:
Average Annual Total Returns, 1 Year [Percent]	(15.16%)
Average Annual Total Returns, 5 Years [Percent]	0.78%
Average Annual Total Returns, 10 Years [Percent]	3.93%
Average Annual Total Returns, 1 Year [Percent]	(15.16%)
Average Annual Total Returns, 5 Years [Percent]	0.78%
Average Annual Total Returns, 10 Years [Percent]	3.93%
Universal VIA Asset Allocation - Conservative Portfolio
Prospectus:
Average Annual Total Returns, 1 Year [Percent]	(13.45%)
Average Annual Total Returns, 5 Years [Percent]	0.06%
Average Annual Total Returns, 10 Years [Percent]	2.66%
Average Annual Total Returns, 1 Year [Percent]	(13.45%)
Average Annual Total Returns, 5 Years [Percent]	0.06%
Average Annual Total Returns, 10 Years [Percent]	2.66%
Universal VIA Asset Allocation - International Growth Portfolio
Prospectus:
Average Annual Total Returns, 1 Year [Percent]	(19.65%)
Average Annual Total Returns, 5 Years [Percent]	(0.39%)
Average Annual Total Returns, 10 Years [Percent]	3.05%
Average Annual Total Returns, 1 Year [Percent]	(19.65%)
Average Annual Total Returns, 5 Years [Percent]	(0.39%)
Average Annual Total Returns, 10 Years [Percent]	3.05%
Universal VIA Asset Allocation - Money Market Portfolio
Prospectus:
Average Annual Total Returns, 1 Year [Percent]	1.40%
Average Annual Total Returns, 5 Years [Percent]	0.99%
Average Annual Total Returns, 10 Years [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	1.40%
Average Annual Total Returns, 5 Years [Percent]	0.99%
Average Annual Total Returns, 10 Years [Percent]	0.50%